Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 27,960	$ 25,634	$ 56,200
Restricted cash	5,096	4,939	5,288
Accounts receivable, net	69,249	78,621	60,930
Deferred tax asset	383	1,434	8,294
Prepaid expenses and other assets	21,800	19,345	21,526
Total current assets	124,488	129,973	152,238
Investment in equity investee	10,827	11,080	12,267
Property and equipment, net	31,992	36,737	36,685
Goodwill	373,223	372,307	371,712
Other intangible assets, net	375,292	403,170	448,914
Long-term deferred tax asset			2,150
Other long-term assets	19,657	24,478	22,894
Total assets	935,479	977,745	1,046,860
Current liabilities:
Accrued liabilities	28,778	34,609	29,581
Accounts payable	14,912	24,482	21,786
Unearned income	3,791	1,166	900
Income tax payable	246	2,959	3,383
Current portion of long-term debt	19,000	6,052
Short-term borrowings	6,132	26,995
Deferred tax liability, net	658	632	9,321
Total current liabilities	73,517	96,895	64,971
Long-term debt	670,209	730,709	523,833
Long-term deferred tax liability, net	16,965	24,614	91,431
Other long-term liabilities	333	3,072	449
Total liabilities	761,024	855,290	680,684
Commitments and contingencies
Stockholders' equity
Preferred stock, value
Common stock, value	819	728	726
Additional paid-in capital	155,166	52,155	363,130
Accumulated earnings	17,562	70,414	3,638
Accumulated other comprehensive income (loss)	908	(842)	(1,318)
Total stockholders' equity	174,455	122,455	366,176
Total liabilities and stockholders' equity	$ 935,479	$ 977,745	$ 1,046,860